Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Net income (loss)	$ (449,629)	$ 124,934	$ (319,180)	$ (145,094)	$ (937,306)
Adjustment to reconcile net income (loss) to cash used in operating activities:
Accretion expense	8,306	1,342	4,131		12,437
Gain on settlement of debt		(240,268)	(24,552)		(24,552)
Impairment of intangible asset			92,538		92,538
Stock-based compensation					2,227
Shares issued for management fees				7,000	7,000
Changes in operating assets and liabilities:
Prepaid expense and deposits	7,575	(9,542)	(7,575)
Accounts payable and accrued liabilities	42,499	6,347	3,494	19,552	76,560
Accounts payable and accrued liabilities - related	26,270	4,007	12,137		38,407
Due to related parties				11,965	11,965
Net Cash Used in Operating Activities	(364,979)	(113,180)	(239,007)	(106,577)	(720,724)
Investing Activities
Acquisition of intangible assets			10,000		10,000
Net Cash Used by Investing Activities			(10,000)		(10,000)
Financing activities
Proceeds from loan payable	60,000	710,600	510,000	139,600	709,600
Repayment of loan payable		(149,449)	(149,449)		(149,449)
Proceeds from related parties					2,649
Repayment to related parties			(25,000)		(25,000)
Capital contribution			200,600		200,600
Proceeds from the issuance of common stock					7,523
Net Cash Provided by Financing Activities	60,000	561,151	536,151	139,600	745,923
Increase (decrease) in Cash	(304,979)	447,971	287,144	33,023	15,199
Cash, Beginning of Period	320,178	33,034	33,034	11
Cash, End of Period	15,199	481,005	320,178	33,034	15,199
Non-cash investing and financing activities
Forgiveness of related party debt				2,649	2,649
Issuance of common shares for acquisition of assets		250,000	250,000		250,000
Issuance of preferred shares for acquisition of assets		7,500	7,500		7,500
Issuance of note payable for acquisition of assets		$ 325,000	$ 325,000		$ 325,000